COMMON STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 02, 2023	Apr. 02, 2023	Sep. 20, 2024	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Feb. 02, 2025	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants to purchase				55,000,000								55,000,000
Fair value of the warrants												$ (245,980)
Receive cash from exercise				$ 107,925								$ 899,521
April Twenty One Fund Ltd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Strike price or exercise price						$ 2.61
Warrants to purchase						239,997
Common stock share issued during period						344,644
April Twenty One Fund L P [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants to purchase						104,647
Common stock share issued during period						344,644
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Strike price or exercise price									$ 7.70				$ 7.70		$ 8.63
Interest rate												10.00%
Strike price or exercise price					$ 3.00							$ 3.00
Shares expired												(344,644)
Receive cash from exercise												$ 899,521
Warrant [Member] | Two Warrants Holders [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Strike price or exercise price			$ 7.70
Shares expired			44,644
Loan amortized												$ 172,029
Exercise price warrants reduced												from $7.70 to $2.61 per share
Fair value of the warrants												$ 615
Receive cash from exercise												116,521
Warrant [Member] | Fourty Eight Warrants Holders [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares expired									102,947		102,947
Warrant [Member] | April Twenty One Fund Ltd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Principal amounts notes												$ 1,520,000
Warrants to purchase												207,273
Warrant [Member] | April Twenty One Fund L P [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Principal amounts notes												$ 680,000
Warrants to purchase												92,727
Equity Incentive Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock available for reserve														2,500,000
Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted									170,000	293,117
Strike price or exercise price										$ 4.22
Stock option plan expense	$ 172,000	$ 556,000
Stock-based compensation expense										$ 269,611
Total compensation cost for stock options not yet recognized, period										2 years
Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non-qualified stock options, forfeited					551,898	81,837	46,872
Stock option granted				1,901,898
Options [Member] | Former Staff [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non-qualified stock options, forfeited											1,608
Stock option granted					100,716